COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - USD ($)	Dec. 29, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Recorded liability with respect to guarantees	$ 2,143,400,000
Financial guarantees, maximum potential liability
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	97,700,000	$ 131,500,000
Recorded liability with respect to guarantees	0
Financial guarantees, maximum potential liability | Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	17,200,000	15,200,000
Financial guarantees, maximum potential liability | Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 80,500,000	$ 116,300,000